Deferred Income Tax and income Tax Expense - Schedule of Movement in Deferred Income Tax Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	₩ (240,050)	₩ (379,830)
Statement of profit or loss	(82,812)	110,609	₩ 16,827
Other comprehensive income	(155,605)	29,171
Deferred tax liability (asset), end of period	(478,467)	(240,050)	(379,830)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(2,633,850)	(2,608,163)
Statement of profit or loss	(282,462)	(11,117)
Other comprehensive income	(165,043)	(14,570)
Deferred tax liability (asset), end of period	(3,081,355)	(2,633,850)	(2,608,163)
Investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(270,694)	(270,230)
Statement of profit or loss	(16,796)	730
Other comprehensive income	3,248	(1,194)
Deferred tax liability (asset), end of period	(284,242)	(270,694)	(270,230)
Depreciation and impairment loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(102,327)	(112,124)
Statement of profit or loss	39,469	9,797
Other comprehensive income	0	0
Deferred tax liability (asset), end of period	(62,858)	(102,327)	(112,124)
Plan assets
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(462,116)	(533,707)
Statement of profit or loss	(64,681)	71,001
Other comprehensive income	1,488	590
Deferred tax liability (asset), end of period	(525,309)	(462,116)	(533,707)
Advanced depreciation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(523,208)	(518,080)
Statement of profit or loss	63,719	(5,128)
Other comprehensive income	0	0
Deferred tax liability (asset), end of period	(459,489)	(523,208)	(518,080)
Contract assets
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(417,523)	(421,824)
Statement of profit or loss	(177,099)	4,301
Other comprehensive income	0	0
Deferred tax liability (asset), end of period	(594,622)	(417,523)	(421,824)
Financial assets at fair value through profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	7,317	84
Statement of profit or loss	341	7,233
Other comprehensive income	0	0
Deferred tax liability (asset), end of period	7,658	7,317	84
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(89,903)	(102,627)
Statement of profit or loss	14,326	14,656
Other comprehensive income	(169,101)	(1,932)
Deferred tax liability (asset), end of period	(244,678)	(89,903)	(102,627)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(775,396)	(649,655)
Statement of profit or loss	(141,741)	(113,707)
Other comprehensive income	(678)	(12,034)
Deferred tax liability (asset), end of period	(917,815)	(775,396)	(649,655)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	2,249,186	2,099,063
Statement of profit or loss	204,283	106,382
Other comprehensive income	9,438	43,741
Deferred tax liability (asset), end of period	2,462,907	2,249,186	2,099,063
Depreciation and impairment loss
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	106,035	116,746
Statement of profit or loss	19,275	(10,711)
Other comprehensive income	(44)	0
Deferred tax liability (asset), end of period	125,266	106,035	116,746
Contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	109,549	111,978
Statement of profit or loss	(3,533)	(2,429)
Other comprehensive income	0	0
Deferred tax liability (asset), end of period	106,016	109,549	111,978
Defined benefit liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	491,919	515,991
Statement of profit or loss	35,585	(66,182)
Other comprehensive income	16,850	42,110
Deferred tax liability (asset), end of period	544,354	491,919	515,991
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	166,565	146,171
Statement of profit or loss	60,553	20,394
Other comprehensive income	(220)	0
Deferred tax liability (asset), end of period	226,898	166,565	146,171
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	1,375,118	1,208,177
Statement of profit or loss	92,403	165,310
Other comprehensive income	(7,148)	1,631
Deferred tax liability (asset), end of period	1,460,373	1,375,118	1,208,177
Temporary difference, net
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	(384,664)	(509,100)
Statement of profit or loss	(78,179)	95,265
Other comprehensive income	(155,605)	29,171
Deferred tax liability (asset), end of period	(618,448)	(384,664)	(509,100)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability (asset), start of period	144,614	129,270
Statement of profit or loss	(4,633)	15,344
Other comprehensive income	0	0
Deferred tax liability (asset), end of period	₩ 139,981	₩ 144,614	₩ 129,270